CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 101,182	$ 168,003
Marketable securities	94,776	184,800
Accounts receivable	8,774	339,735
Notes receivable	0	115,000
Inventory	961,236	632,986
Deposits in escrow	400,476	0
Prepaid expenses and other current assets	66,220	89,241
Total current assets	1,632,664	1,529,765
Property and equipment, net of accumulated depreciation of $50,192 and $21,123, respectively	158,318	140,658
Assets held for resale	399,594	0
Investments, at cost	0	1,200,000
Intangible assets, net of accumulated amortization of $83,500 and $32,750 respectively	709,153	682,429
Goodwill	1,260,037	1,090,037
Deposits and other assets	104,726	98,726
Total assets	4,264,492	4,741,615
Current liabilities
Accounts payable	1,713,627	305,934
Accrued interest payable	372,990	0
Accrued expenses	610,444	142,380
Deferred revenue, current	204,091	683,621
Notes payable	261,434	75,000
Related party notes payable	678,877	111,794
Convertible notes payable, net of discount of $1,225,573	2,524,427	0
Derivative Liability	3,691,853	0
Customer deposits	1,525,808	785,861
Total current liabilities	11,583,551	2,104,590
Deferred revenue, less current portion	568,515	0
Deferred tax liability	160,000
Total liabilities	12,312,066	2,104,590
Commitments and Contingencies (Note 19)
Stockholders' Equity/(Deficit)
Preferred stock, $0.001 par value: 10,000,000 authorized; 3,000,000 and 3,000,000 issued and outstanding as of December 31, 2014 and 2013, respectively	3,000	3,000
Common stock, $0.001 par value: 100,000,000 authorized, 30,496,909 and 29,525,750 issued and outstanding as of December 31, 2014 and 2013, respectively	30,497	29,526
Additional paid-in capital	15,315,110	8,156,358
Common stock subscribed	0	(15,000)
Treasury stock	(1,209,600)	0
Accumulated deficit	(22,078,193)	(5,536,859)
Accumulated other comprehensive loss	(108,388)	0
Total stockholders' equity/(deficit)	(8,047,574)	2,637,025
Total liabilities and stockholders' equity/(deficit)	$ 4,264,492	$ 4,741,615